LOSS PER SHARE	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

10. LOSS PER SHARE

The calculation of basic and diluted loss per share for the three month periods ended December 31, 2022 and 2021 was based on the net losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	Three months ended December 31, 2022	Three months ended December 31, 2021

Net loss	$(1,309,191)	$(751,188)
Weighted average common shares outstanding	1,932,604	1,130,344

Basic and diluted loss per share	$(0.68)	$(0.66)

As of December 31, 2022, 84,583 (2021 - 92,917) stock options and 1,097,096 (2021 - 1,097,096) warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE MONTHS ENDED DECEMBER 31, 2022

(UNAUDITED)

11. LOSS PER SHARE

The calculation of basic and diluted loss per share for the years ended September 30, 2022 and 2021 was based on the net losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	2022	2021

Net loss	$(2,714,616)	$(1,253,242)
Weighted average common shares outstanding	1,543,021	678,958

Basic and diluted loss per share	$(1.76)	$(1.84)

As of September 30, 2022, $73,000 (CAD$100,000) of convertible debentures convertible into 11,111 common shares, 84,583 (2021 - 37,917) stock options and 1,097,096 (2021 - 208,333) warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021